Pension (Details) - Narrative $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) pensionPlan	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan	2
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of period	$ 184.0	$ 169.0
Fair value of plan assets at end of period	184.0	169.3
Interest cost	0.9	1.9
Expected return on plan assets	$ 0.9	$ 1.9